Liquidity and Management's Plans (Details Textual) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	24 Months Ended	3 Months Ended	12 Months Ended
	Oct. 21, 2012	Nov. 26, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Dec. 31, 2012 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Dec. 31, 2013 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 January 28 2013 and February 7 2013 [Member]	Dec. 31, 2012 January 28 2013 and February 7 2013 [Member]
Accumulated deficit			$ 6,340,463	$ 5,668,666
Cash			1,363,552	46,236	140,510	140,271	34,014
Proceeds from Issuance of Debt			2,731,021	1,353,057							350,000	350,000
Stock issued for services (in shares)	75,000							15,000,000	15,000,000
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Fair Value Of Stock Price Per Share	$ 0.45	$ 0.70						$ 0.20	$ 0.20
Proceeds from Convertible Debt								$ 2,650,000		$ 2,650,000